Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 677	$ 6,500
Short-term bank deposits		18,164	11,922
Accounts receivable			37
Governmental grant receivable		28
Other receivables and prepaid expenses		156	293
Inventories		588	778
TOTAL CURRENT ASSETS		19,613	19,530
NON-CURRENT ASSETS:
Right-of-use assets		268	393
Property and equipment, net		148	67
TOTAL NON-CURRENT ASSETS		416	460
TOTAL ASSETS		20,029	19,990
CURRENT LIABILITIES:
Accounts payables		116	62
Advance payments		12	47
Accrued payroll and other employment related accruals		778	629
Accrued expenses		325	333
Lease liabilities		203	309
TOTAL CURRENT LIABILITIES		1,434	1,380
Lease liabilities		45	57
TOTAL LIABILITIES		1,479	1,437
SHAREHOLDERS’ EQUITY
Ordinary shares no par value: Authorized 500,000,000 as of June 30, 2026 and December 31, 2025; issued and outstanding 2,205,378 shares as of June 30, 2026 and 960,934 shares as of December 31, 2025	[1]	67	67
Additional paid-in capital		61,212	55,695
Accumulated losses		(42,729)	(37,209)
TOTAL SHAREHOLDERS’ EQUITY		18,550	18,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 20,029	$ 19,990

[1]	The share and per share information in these financial statements reflects the 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 11, 2026 and an additional 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on June 22, 2026 (together, the “Reverse Share Splits”). See also Note 1c.